Contingent liabilities/assets (Details) - USD ($) $ in Millions	4 Months Ended
	Apr. 26, 2024	Dec. 31, 2023
Business interruption
Disclosure of non-adjusting events after reporting period [line items]
Estimated financial effect of contingent assets		$ 44
Business interruption | Insurance claim paid out
Disclosure of non-adjusting events after reporting period [line items]
Income from reimbursements under insurance policies	$ 40
Property damage
Disclosure of non-adjusting events after reporting period [line items]
Estimated financial effect of contingent assets		$ 18